Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,434,819	$ 1,375,712
Accumulated depreciation	(974,206)	(951,249)
PP&E, net	460,613	424,463
Depreciation expense	120,200	117,400	$ 103,700
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,197	8,239
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	466,256	422,168
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	471,015	452,950
Capitalized internal-use software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	453,943	450,558
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 35,408	$ 41,797